Note 5 - Exploration and Evaluation Assets	6 Months Ended
Sep. 30, 2023
Statement Line Items [Line Items]
Disclosure of exploration and evaluation assets [text block]
5.	EXPLORATION AND EVALUATION ASSETS

During the period ended September 30, 2023, the following exploration expenditures were incurred on the exploration and evaluation assets:

	Zoro Property	Grass River Property	Winston Property	Peg North Property	Jean Lake Property	Jol Lithium Property	Lac Simard Property	Total

Acquisition costs
Balance, March 31, 2023	$1,909,407	$43,500	$1,334,548	$200,000	$150,000	$10,454	$-	$3,647,909
Cash	-	-	54,637	100,000	50,000	638	41,553	246,828
Shares	-	-	-	100,000	39,526	-	85,600	225,126
Balance, September 30, 2023	1,909,407	43,500	1,389,185	400,000	239,526	11,092	127,153	4,119,863

Exploration costs
Balance, March 31, 2023	4,653,559	596,124	371,909	660,472	2,509,453	38,365	-	8,829,882
Assay	-	-	-	12,788	2,669	-	-	15,457
Geological, consulting and other	20,919	45,785	45,482	149,729	76,610	-	-	338,525
Exploration cost recovery	-	-	-	-	(100,000)	-	-	(100,000)
Balance, September 30, 2023	4,674,478	641,909	417,391	822,989	2,488,732	38,365	-	9,083,864

Total Balance, September 30, 2023	$6,583,885	$685,409	$1,806,576	$1,222,989	$2,728,258	$49,457	$127,153	$13,203,727

During the year ended March 31, 2023, the following exploration expenditures were incurred on the exploration and evaluation assets:

	Zoro Property	Grass River Property	Winston Property	Peg North Property	Jean Lake Property	Jol Lithium Property	Total

Acquisition costs
Balance, March 31, 2022	$1,909,407	$40,500	$1,200,586	$-	$50,000	$-	$3,200,493
Cash	-	3,000	133,962	100,000	50,000	8,000	294,962
Shares	-	-	-	100,000	50,000	2,454	152,454
Balance, March 31, 2023	1,909,407	43,500	1,334,548	200,000	150,000	10,454	3,647,909

Exploration costs
Balance, March 31, 2022	3,402,511	-	244,216	-	343,902	-	3,990,629
Assay	805	-	-	-	496	-	1,301
Drilling	29,084	-	-	-	-	-	29,084
Geological, consulting and other	780,155	412,874	127,693	498,213	1,397,541	38,365	3,254,841
Helicopter	441,004	183,250	-	162,259	1,067,514	-	1,854,027
Exploration cost recovery	-	-	-	-	(300,000)	-	(300,000)
Balance, March 31, 2023	4,653,559	596,124	371,909	660,472	2,509,453	38,365	8,829,882

Total Balance, March 31, 2023	$6,562,966	$639,624	$1,706,457	$860,472	$2,659,453	$48,819	$12,477,791

Zoro Property

Zoro I

The Company has earned a 100% interest in and to the Zoro I Claim in the Snow Lake area in Manitoba by paying a total of $150,000 in cash and by issuing 140,000 common shares (valued at $635,000).

In addition, during the year ended March 31, 2017, the Company issued 20,000 common shares to an arm’s length party at a fair value of $135,000 as a finder’s fee on the Zoro I option agreement.

Zoro North

The Company earned a 100% interest in and to all lithium-bearing pegmatites and lithium related minerals in Zoro North property located near Snow Lake, Manitoba, subject to a 2% net smelter return royalty (“NSR”), by paying a total of $250,000 in cash, by issuing $250,000 in shares (52,656 shares issued) and by incurring $1,000,000 of exploration expenditures.

The Company can acquire an undivided fifty percent interest in the NSR, being one-half of the NSR or a 1% NSR, by making a $1,000,000 cash payment, together with all accrued but unpaid NSR at the time, prior to the commencement of commercial production.

During the option period, the Company will be solely responsible for carrying out and administering exploration, development and mining work on the property and for maintaining the property in good standing.

Green Bay Claims

The Company has earned a 100% interest in and to all lithium-bearing pegmatites and lithium related minerals in Green Bay Claims located in Manitoba by paying $250,000 in cash and issuing $250,000 in shares (54,494 shares issued).

The property is subject to a 2% NSR. The Company can acquire an undivided fifty percent interest in the NSR, being one-half of the NSR or a 1% NSR from Strider Resources Limited (“Strider”) by making a $1,000,000 cash payment to Strider, together with all accrued but unpaid NSR at the time, prior to the commencement of commercial production.

During the option period, the Company is responsible for carrying out and administering exploration, development and mining work on the property and for maintaining the property in good standing.

Grass River Property

During the year ended March 31, 2022, the Company staked claims on the Grass River Property in the Snow Lake area of Manitoba for $40,500. During the year ended March 31, 2023, the Company staked additional claims on the Grass River Property in the Snow Lake area of Manitoba for $3,000.

Peg North Property

During the year ended March 31, 2023, the Company entered into an option agreement to acquire a 100% interest in the Peg North claims located in the Snow Lake mining district in Manitoba upon completion of the following:

cash payments of $750,000 as follows;

1.	cash payment of $100,000 on or before June 23, 2022 (paid);
2.	cash payment of $100,000 on or before June 9, 2023 (paid);
3.	cash payment of $100,000 on or before June 9, 2024;
4.	cash payment of $150,000 on or before June 9, 2025;
5.	cash payment of $150,000 on or before June 9, 2026; and
6.	cash payment of $150,000 on or before June 9, 2027; and

the issuance of $750,000 in shares of the Company as follows;

1.	issue $100,000 in common shares on or before June 23, 2022 (issued 10,526 shares);
2.	issue $100,000 in common shares on or before June 9, 2023 (issued 13,072 shares);
3.	issue $100,000 in common shares on or before June 9, 2024;
4.	issue $150,000 in common shares on or before June 9, 2025;
5.	issue $150,000 in common shares on or before June 9, 2026
6.	issue $150,000 in common shares on or before June 9, 2027; and

incurring exploration expenditures totaling $3,000,000 (incurred $465,264) due on or before June 9, 2027.

The property is subject to a 2% NSR. Pursuant to a second agreement, entered into during the year ended March 31, 2023, the Company can make a one-time $1,500,000 payment to re-purchase 1% of the NSR once the 100% interest has been earned.

Winston Property

Ivanhoe/Emporia claims

In accordance with the terms and condition of the underlying purchase agreement, in order to complete the acquisition of the Ivanhoe/Emporia claims, the Company is required to pay the original owner of the claims the remaining purchase price of US$319,405 (US$180,595 paid).  Before the remaining purchase price is paid in full, the Company is subject to a minimum monthly royalty payment based on monthly average silver price which reduces the remaining purchase price once paid.  The accrued minimum monthly royalty payments outstanding as of September 30, 2023, totals US$243,125 ( March 31, 2023 – US$231,125).  The agreement also entitles the owner to a permanent 2% NSR.

Little Granite Claims

During the year ended March 31, 2023, the Company amended the terms of its option agreement and acquired a 100% interest in the  Little Granite claims by issuing a US$75,000 promissory note (US$25,000 paid) (Note 7). The promissory note was due on October 15, 2023, and was fully paid subsequent to September 30, 2023.

Prior to acquiring the 100% interest, during prior fiscal years, the Company had the following option agreements which are now superseded:

During the year ended March 31, 2015, the Company entered into an option agreement with Redline Minerals Inc., Redline Mining Corporation and Southwest Land & Exploration Inc. (collectively, the “Optionors”) to acquire up to an 80% interest in the Winston Property consisting of the Little Granite claims and the Ivanhoe/Emporia claims located in Sierra County, New Mexico, U.S.A.

During the years ended March 31, 2016 and 2017, the Company amended the option agreement with the Optionors to acquire an initial 50% interest upon completion of the following:

a)	cash payment of non-refundable deposits of $35,000 (paid);

b)	cash payments of $81,250 (paid);

c)	cash payment of $13,750 on or before November 15, 2014 (paid);

d)	share issuance of 6,000 common shares of the Company on January 15, 2015 (issued);

e)	Cash payments of $120,000 as follows:
i)	cash payment of $40,000 on or before February 28, 2016 (paid);
ii)	cash payment of $40,000 on or before June 1, 2016 (paid);
iii)	cash payment of $40,000 on or before June 1, 2017 (see amended terms below);

f)	issuance of 50,000 common shares (30,000 shares issued) of the Company as follows:
i)	issue 10,000 common shares on or before October 17, 2014 (issued);
ii)	issue 10,000 common shares on or before October 17, 2015 (issued);
iii)	issue 10,000 common shares on or before October 17, 2016; (issued)
iv)	issue 10,000 common shares on or before October 17, 2017 (superseded, see above);
v)	issue 10,000 common shares on or before October 17, 2018 (superseded, see above); and

g)	incurring exploration expenditures totaling $300,000 due on or before October 17, 2017 (superseded, see above).

The agreement was also amended to include a further option to acquire up to an additional 30% (80% in total interest).

In exchange for the amendment of the option agreement, the Company issued 2,000 common shares at a fair value of $3,000 on February 26, 2016.

During the year ended March 31, 2017, the Company made a $25,000 cash payment to the original vendors of the Winston Property.

During the year ended March 31, 2018, the Company’s wholly owned subsidiary offered to acquire a 100% interest to the claims from the Optionors by completing the following:

a)	cash payment of $35,000 (paid);

b)	issuance of 50,000 common shares of the Company (issued and valued at $275,000); and

c)	issuance of a $50,000 non-interest-bearing promissory note which is repayable on August 24, 2017 (issued and repaid).

In accordance with the terms and condition of the underlying purchase agreement in order to complete the acquisition of the Little Granite claims, the Company is required to make the following payments:

a)	cash payments of US $12,000 on or before July 15, 2017 (paid);

b)	cash payments of US $6,000 on or before March 31, 2018 (paid);

c)	cash payments of US $12,000 on or before July 15, 2018 (paid);

d)	cash payments of US $12,000 on or before July 15, 2019 (paid);

e)	cash payments of US $12,000 on or before July 15, 2020 (paid);

f)	cash payment of US $19,000 on or before October 1, 2020 (paid);

g)	cash payment of US $19,000 on or before October 1, 2021 (paid); and

h)	cash payments of US $380,000 on or before October 1, 2022 (paid US$19,000) (see amended terms above).

Jean Lake Property

On July 30, 2021, the Company entered into an option agreement with Mount Morgan Resources Ltd. to acquire a 100% interest in the Jean Lake lithium-gold project located in Manitoba.

The option agreement provides for the Company to earn a 100% interest over four years by cash payments and share issuances to Mount Morgan Resources Ltd. and exploration expenditures as follows:

i.	$25,000 cash (paid) and common shares of the Company having a value of $25,000 (5,000 shares issued) on or before August 1, 2021;

ii.	$50,000 cash (paid), $50,000 in common shares (6,704 shares issued) and $50,000 exploration expenditures (incurred) on or before July 30, 2022;

iii.	$50,000 cash (paid), $50,000 in common shares (6,128 shares issued) and $100,000 (accumulated) exploration expenditures (incurred) by July 30, 2023;

iv.	$50,000 cash, $50,000 in common shares and $150,000 (accumulated) exploration expenditures (incurred) by July 30, 2024; and

v.	$75,000 cash, $75,000 in common shares and $200,000 (accumulated) exploration expenditures (incurred) by July 30, 2025.

Once the Company earns the interest, the Company will grant a 2% NSR to Mount Morgan Resources Ltd. The NSR may be reduced to 1% by the Company’s payment of $1,000,000 to the NSR holder.

During the year ended March 31, 2022, the Company entered into an agreement with the Manitoba Government to receive a grant of $300,000 for exploration work on the Jean Lake and Zoro Lithium properties and received $200,000 during the year ended March 31, 2022 and $100,000 during the year ended March 31, 2023.

During the year ended March 31, 2023, the Company entered into an agreement with the Manitoba Government to receive a grant of $300,000 for exploration work on the Jean Lake and Zoro Lithium properties and received $200,000 during the year ended March 31, 2023. The remaining $100,000 was received during the period ended September 30, 2023.

Lac Simard South Property

During the period ended September 30, 2023, the Company entered into an agreement, and earned a 100% interest in, the Lac Simard South property located in Quebec by paying $35,000 (paid) and issuing 10,700 common shares (issued and valued at $85,600). The Company also staked additional mineral claims.

Jol Lithium Property

During the year ended March 31, 2023, the Company entered into an agreement and acquired a 100% interest in the MB3530 claim in the Snow Lake area in Manitoba. To earn the interest, the Company paid $8,000 and issued 364 common shares. The property is subject to a 2% NSR.